Risk Report - Credit Risk Management - IFRS 9 2.4 Focus Areas - Group Automotive Loans Portfolio (Detail) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023
Gross Carrying Amount
Group Automotive Loans Portfolio [Line items]
Total		€ 7,068	€ 7,191
Stage 1		5,402	5,768
Stage 2		1,374	984
Stage 3		291	439
thereof Germany	[1],[2]	2,421	2,774
Allowance for credit losses
Group Automotive Loans Portfolio [Line items]
Total		188	139
Stage 1		5	4
Stage 2		9	10
Stage 3		173	124
thereof Germany	[1],[2]	€ 133	€ 119

[1]	[1] Counterparty country of domicile
[2]	Counterparty country of domicile